Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Common stocks: 98.09%
Communication services: 10.24%
Entertainment: 1.34%
Activision Blizzard Incorporated	15,834	$ 1,290,471
Live Nation Entertainment Incorporated †	8,590	1,037,844
Netflix Incorporated †	460	181,479
Warner Music Group Corporation Class A	10,650	385,743
		2,895,537
Interactive media & services: 8.50%
Alphabet Incorporated Class A †	3,670	9,913,184
Alphabet Incorporated Class C †	2,211	5,964,880
Bumble Incorporated Class A †	4,540	116,360
Meta Platforms Incorporated Class A †	7,522	1,587,368
ZoomInfo Technologies Incorporated †	14,365	785,622
		18,367,414
Media: 0.40%
Discovery Incorporated Class A †«	30,526	856,254
Consumer discretionary: 16.32%
Auto components: 0.39%
Aptiv plc †	6,450	834,888
Hotels, restaurants & leisure: 1.94%
Airbnb Incorporated Class A †	12,063	1,827,424
Chipotle Mexican Grill Incorporated †	1,241	1,890,477
Starbucks Corporation	5,276	484,284
		4,202,185
Household durables: 1.10%
Lennar Corporation Class A	13,428	1,206,909
PulteGroup Incorporated	23,538	1,168,897
		2,375,806
Internet & direct marketing retail: 6.03%
Amazon.com Incorporated †	4,240	13,022,143
Leisure products: 0.57%
The Brunswick Corporation	11,369	1,085,967
YETI Holdings Incorporated †	2,260	139,126
		1,225,093
Multiline retail: 0.53%
Target Corporation	5,752	1,149,077
Specialty retail: 3.98%
Five Below Incorporated †	2,875	470,379
Floor & Decor Holdings Incorporated Class A †	15,917	1,521,984
O'Reilly Automotive Incorporated †	2,173	1,410,799
Petco Health & Wellness Company †	7,650	134,028
RH †	1,500	602,805
The Home Depot Incorporated	4,990	1,575,992
See accompanying notes to portfolio of investments

Allspring Diversified Large Cap Growth Portfolio  |  1

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Specialty retail (continued)
The TJX Companies Incorporated	35,040	$ 2,316,144
Ulta Beauty Incorporated †	1,532	573,734
		8,605,865
Textiles, apparel & luxury goods: 1.78%
Deckers Outdoor Corporation †	3,265	942,410
lululemon athletica Incorporated †	6,105	1,953,234
Nike Incorporated Class B	6,882	939,737
		3,835,381
Consumer staples: 0.87%
Food & staples retailing: 0.79%
Costco Wholesale Corporation	3,264	1,694,832
Personal products: 0.08%
The Estee Lauder Companies Incorporated Class A	595	176,316
Energy: 2.53%
Oil, gas & consumable fuels: 2.53%
Chevron Corporation	8,554	1,231,776
ConocoPhillips	22,102	2,096,596
Devon Energy Corporation	35,781	2,130,759
		5,459,131
Financials: 9.79%
Banks: 1.88%
Citigroup Incorporated	19,497	1,154,807
Citizens Financial Group Incorporated	27,557	1,444,538
JPMorgan Chase & Company	10,270	1,456,286
		4,055,631
Capital markets: 7.26%
BlackRock Incorporated	1,658	1,233,370
Evercore Partners Incorporated Class A	9,599	1,219,169
Intercontinental Exchange Incorporated	3,723	476,991
LPL Financial Holdings Incorporated	8,540	1,545,313
MarketAxess Holdings Incorporated	8,127	3,099,882
MSCI Incorporated	2,375	1,191,514
Stifel Financial Corporation	6,820	501,270
The Charles Schwab Corporation	33,605	2,838,271
The Goldman Sachs Group Incorporated	3,802	1,297,585
Tradeweb Markets Incorporated Class A	26,993	2,280,369
		15,683,734
Insurance: 0.65%
Fidelity National Financial Incorporated	29,300	1,395,852
Health care: 14.37%
Biotechnology: 3.33%
AbbVie Incorporated	7,940	1,173,294
Alnylam Pharmaceuticals Incorporated †	2,027	319,962
Biohaven Pharmaceutical Holding Company †	6,105	724,725
Horizon Therapeutics plc †	15,059	1,372,929
See accompanying notes to portfolio of investments

2  |  Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Natera Incorporated †	10,585	$ 695,964
Regeneron Pharmaceuticals Incorporated †	1,781	1,101,299
Seagen Incorporated †	1,859	239,569
United Therapeutics Corporation †	6,060	1,007,172
Vertex Pharmaceuticals Incorporated †	2,445	562,399
		7,197,313
Health care equipment & supplies: 4.29%
Abbott Laboratories	14,276	1,721,971
Boston Scientific Corporation †	26,973	1,191,397
Edwards Lifesciences Corporation †	21,753	2,444,385
Hologic Incorporated †	13,558	964,923
IDEXX Laboratories Incorporated †	1,115	593,570
Insulet Corporation †	3,815	1,009,792
Intuitive Surgical Incorporated †	952	276,394
Stryker Corporation	4,066	1,070,781
		9,273,213
Health care providers & services: 2.49%
Anthem Incorporated	3,235	1,461,735
CVS Health Corporation	14,357	1,488,103
Laboratory Corporation of America Holdings †	4,760	1,291,198
UnitedHealth Group Incorporated	2,378	1,131,619
		5,372,655
Health care technology: 0.60%
Veeva Systems Incorporated Class A †	5,679	1,300,775
Life sciences tools & services: 1.90%
Agilent Technologies Incorporated	6,903	899,875
Bio-Techne Corporation	2,240	939,478
Danaher Corporation	4,387	1,203,837
Repligen Corporation †	5,365	1,055,296
		4,098,486
Pharmaceuticals: 1.76%
Bristol-Myers Squibb Company	14,920	1,024,556
Pfizer Incorporated	29,336	1,377,032
Zoetis Incorporated	7,161	1,386,728
		3,788,316
Industrials: 6.41%
Aerospace & defense: 0.33%
HEICO Corporation	4,785	705,835
Air freight & logistics: 0.71%
United Parcel Service Incorporated Class B	7,325	1,541,327
Building products: 1.72%
Advanced Drainage Systems Incorporated	6,370	743,506
Johnson Controls International plc	28,436	1,847,203
Masco Corporation	20,014	1,121,585
		3,712,294
See accompanying notes to portfolio of investments

Allspring Diversified Large Cap Growth Portfolio  |  3

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Commercial services & supplies: 0.56%
Copart Incorporated †	9,919	$ 1,218,847
Construction & engineering: 0.60%
EMCOR Group Incorporated	11,126	1,285,498
Electrical equipment: 1.08%
Generac Holdings Incorporated †	7,013	2,212,391
Rockwell Automation Incorporated	470	125,293
		2,337,684
Machinery: 0.47%
Cummins Incorporated	4,977	1,015,905
Road & rail: 0.94%
J.B. Hunt Transport Services Incorporated	7,706	1,563,779
Norfolk Southern Corporation	1,186	304,233
Union Pacific Corporation	690	169,706
		2,037,718
Information technology: 33.83%
Communications equipment: 0.16%
Arista Networks Incorporated †	2,910	357,144
Electronic equipment, instruments & components: 0.96%
CDW Corporation of Delaware	6,633	1,143,927
Zebra Technologies Corporation Class A †	2,247	928,775
		2,072,702
IT services: 4.83%
Cloudflare Incorporated Class A †	4,497	523,541
Cognizant Technology Solutions Corporation Class A	14,109	1,215,208
MasterCard Incorporated Class A	17,971	6,484,296
MongoDB Incorporated †	3,214	1,227,716
Square Incorporated Class A †	2,662	339,405
Twilio Incorporated Class A †	1,592	278,282
Visa Incorporated Class A	1,656	357,895
		10,426,343
Semiconductors & semiconductor equipment: 7.86%
Advanced Micro Devices Incorporated †	10,427	1,286,066
Allegro MicroSystems Incorporated †	17,254	494,672
Applied Materials Incorporated	10,131	1,359,580
Enphase Energy Incorporated †	5,770	961,859
Intel Corporation	19,387	924,760
Microchip Technology Incorporated	32,832	2,309,075
Monolithic Power Systems Incorporated	2,840	1,302,708
NVIDIA Corporation	16,481	4,018,892
NXP Semiconductors NV	4,585	871,700
Qorvo Incorporated †	7,867	1,076,048
Qualcomm Incorporated	11,466	1,972,037
Wolfspeed Incorporated †	3,865	397,010
		16,974,407
Software: 15.70%
Adobe Incorporated †	2,894	1,353,466
See accompanying notes to portfolio of investments

4  |  Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Software (continued)
Atlassian Corporation plc Class A †	2,135	$ 652,712
Autodesk Incorporated †	1,003	220,891
Avalara Incorporated †	4,615	479,545
Bill.com Holdings Incorporated †	795	189,115
Crowdstrike Holdings Incorporated Class A †	5,595	1,092,200
Dynatrace Incorporated †	36,670	1,628,881
Fortinet Incorporated †	4,190	1,443,539
HubSpot Incorporated †	1,239	650,475
Microsoft Corporation	67,744	20,241,230
Oracle Corporation	14,940	1,134,992
Salesforce.com Incorporated †	1,248	262,741
ServiceNow Incorporated †	4,952	2,871,764
Unity Software Incorporated †	10,852	1,155,195
Workday Incorporated Class A †	2,300	526,815
		33,903,561
Technology hardware, storage & peripherals: 4.32%
Apple Incorporated	56,548	9,337,206
Materials: 2.73%
Chemicals: 1.20%
Linde plc	8,845	2,593,708
Metals & mining: 1.53%
Nucor Corporation	12,246	1,611,819
Reliance Steel & Aluminum Company	8,852	1,689,581
		3,301,400
Real estate: 1.00%
Equity REITs: 0.70%
Weyerhaeuser Company	38,871	1,511,304
Real estate management & development: 0.30%
CBRE Group Incorporated Class A †	6,750	653,738
Total Common stocks (Cost $123,833,367)		211,852,518

		Yield
Short-term investments: 2.21%
Investment companies: 2.21%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	3,933,179	3,933,179
Securities Lending Cash Investments LLC ♠∩∞		0.11	838,100	838,100
Total Short-term investments (Cost $4,771,279)				4,771,279
Total investments in securities (Cost $128,604,646)	100.30%			216,623,797
Other assets and liabilities, net	(0.30)			(657,630)
Total net assets	100.00%			$215,966,167

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

Allspring Diversified Large Cap Growth Portfolio  |  5

Portfolio of investments—February 28, 2022 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,367,980	$35,627,766	$(33,062,567)	$0	$0	$3,933,179	3,933,179	$435
Securities Lending Cash Investments LLC	1,198,950	5,392,670	(5,753,520)	0	0	838,100	838,100	290#
				$0	$0	$4,771,279		$725

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Allspring Diversified Large Cap Growth Portfolio

Notes to portfolio of investments—February 28, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Allspring Diversified Large Cap Growth Portfolio  |  7

Notes to portfolio of investments—February 28, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$22,119,205	$0	$0	$22,119,205
Consumer discretionary	35,250,438	0	0	35,250,438
Consumer staples	1,871,148	0	0	1,871,148
Energy	5,459,131	0	0	5,459,131
Financials	21,135,217	0	0	21,135,217
Health care	31,030,758	0	0	31,030,758
Industrials	13,855,108	0	0	13,855,108
Information technology	73,071,363	0	0	73,071,363
Materials	5,895,108	0	0	5,895,108
Real estate	2,165,042	0	0	2,165,042
Short-term investments
Investment companies	4,771,279	0	0	4,771,279
Total assets	$216,623,797	$0	$0	$216,623,797
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.

8  |  Allspring Diversified Large Cap Growth Portfolio